Financial Risk Management (Table)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Line Items]
Summary of Maximum Exposure to Credit Risk	The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the end of the year was as follows:

	2021	2020
Cash and Cash Equivalents	336,197	111,733
Financial Assets at Fair Value through Profit or Loss	1,004	8,319
Trade and Other Receivables	190,966	72,785
Other Assets	1,339	2,017
	529,506	194,854

Summary of Credit Risk Rating for Trade and Other Receivables at Geographical Regions	The table below discloses the credit risk rating for Trade and Other Receivables, based on external risk ratings of the geographical regions in which the Trade and Other Receivables are held:

Risk rating	2021	2020
A	20,839	7,544
B	4,041	834
BB	103,322	32,612
BBB	26,960	9,787
CCC	35,804	22,008
	190,966	72,785

Summary of Group Exposure to Foreign Currency Risk

The following table presents the Group’s exposure to foreign currency risk as well as a sensitivity to a reasonably possible change in U.S. Dollar, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities.

2021			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	Brazilian reais	39,017	10%	(3,902)	-10%	3,902
	Chilean pesos	23,195	10%	(2,320)	-10%	2,320
	Argentine pesos	22,206	10%	(2,221)	-10%	2,221
	Mexican pesos	15,048	10%	(1,503)	-10%	1,503
	South African rand	7,515	10%	(752)	-10%	752
	Indonesian rupiah	4,370	10%	(437)	-10%	437
	Peruvian Nuevo Sol	4,021	10%	(402)	-10%	402
	Colombian pesos	4,010	10%	(401)	-10%	401
	Euros	3,563	10%	(356)	-10%	356
	Uruguayan pesos	3,323	10%	(332)	-10%	332
	Nigerian nairas	2,295	10%	(230)	-10%	230
	Egyptian pounds	562	10%	(56)	-10%	56
	Paraguayan guaranís	200	10%	(20)	-10%	20
	Dominican pesos	127	10%	(13)	-10%	13
	Pakistanee rupees	113	10%	(11)	-10%	11
	Bangladeshi takas	38	10%	(4)	-10%	4
	Moroccan dirhams	9	10%	(1)	-10%	1
	Total	129,612	—	(12,961)	—	12,961

2020			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	Argentine pesos	12,538	10%	(1,254)	-10%	1,254
	Chilean pesos	10,552	10%	(1,055)	-10%	1,055
	Brazilian reais	6,571	10%	(657)	-10%	657
	Euros	5,099	10%	(510)	-10%	510
	Indian rupee	2,806	10%	(281)	-10%	281
	Mexican pesos	1,725	10%	(173)	-10%	173
	Uruguayan pesos	1,692	10%	(169)	-10%	169
	Nigerian nairas	1,134	10%	(113)	-10%	113
	Peruvian Nuevo Sol	1,011	10%	(101)	-10%	101
	Colombian pesos	1,008	10%	(101)	-10%	101
	Turkish lira	699	10%	(70)	-10%	70
	Indonesian rupiah	228	10%	(23)	-10%	23
	Chinese yuan renminbi	221	10%	(22)	-10%	22
	Paraguayan guaraní	191	10%	(19)	-10%	19
	Egyptian pounds	141	10%	(14)	-10%	14
	South African rand	55	10%	(5)	-10%	5
	Moroccan dirhams	13	10%	(1)	-10%	1
	Bolivian Boliviano	12	10%	(1)	-10%	1
	Kenyan shilling	3	10%	-	-10%	-
	West African CFA franc	2	10%	-	-10%	-
	Banbladeshi takas	(32)	10%	3	-10%	(3)
	Israeli New Shekel	(103)	10%	10	-10%	(10)
	Total	45,566	—	(4,556)	—	4,556

Summary of contractual undiscounted cash flows	The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities 31 December 2021	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	277,160	—	—	—	277,160	277,160
Financial liabilities	5,014	—	—	—	5,014	5,014
Leases liabilities	204	299	462	3,878	4,843	3,928
Total non-derivatives	282,378	299	462	3,878	287,017	286,102
Derivatives
Derivative financial instruments	221	—	—	—	221	221
Total derivatives	221	—	—	—	221	221

Contractual maturities of financial liabilities 31 December 2020	Less than 6 months	6-12 months	Between 1 and 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	142,865	—	—	142,865	142,865
Leases liabilities	104	105	17	226	218
Total non-derivatives	142,969	105	17	143,091	143,083
Derivatives
Derivative financial instruments	2,896	—	—	2,896	2,896
Total derivatives	2,896	—	—	2,896	2,896
(e)
Fraud Risk

The Group’s transactions are susceptible to a fraudulent or improper sale and it uses processes to control the fraud risk. The process consists of monitoring transactions through ‘dLocal Defense’ which is a local data-driven prevention program to maximize fraud detection and minimize false positives. This process review transactions at the time of the authorization, legitimate them and use of external tools that are revised on a periodic basis.

The second process detects chargebacks and disputes. This is a supplemental process and increases the Group’s ability to avoid new frauds.

(f)
Capital Management

The Board’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The Board’s objectives are to safeguard their ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Board of Directors monitors the return on capital as well as the level of dividends to ordinary shareholders.

As part of the requirements for maintaining its financial institution license, dLocal Limited, the Group’s licensee subsidiary is subject to a minimum capital requirement of EUR 400 imposed by the regulator of Malta.